Business	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business
Business
The financial statements presented in this report represent the consolidation of LKQ Corporation, a Delaware corporation, and its subsidiaries. LKQ Corporation is a holding company and all operations are conducted by subsidiaries. When the terms "the Company," "we," "us," or "our" are used in this document, those terms refer to LKQ Corporation and its consolidated subsidiaries.
We provide replacement parts, components and systems needed to repair cars and trucks. We are the nation's largest provider of alternative vehicle collision replacement products, and a leading provider of alternative vehicle mechanical replacement products. We also have operations in the United Kingdom, Canada, Mexico and Central America. In total, we operate more than 500 facilities.
As described in Note 3, "Discontinued Operations," during 2010, we sold certain of our self service facilities. These facilities qualified for treatment as discontinued operations. The financial results of these facilities are segregated from our continuing operations and presented as discontinued operations in the Consolidated Statements of Income for all periods presented. The remaining liabilities of discontinued operations are not material to our financial position for the periods presented.
In 2012, our Board of Directors approved a two-for-one split of our common stock. The stock split was completed in the form of a stock dividend that was issued on September 18, 2012 to stockholders of record at the close of business on August 28, 2012. The stock began trading on a split adjusted basis on September 19, 2012. The Company’s historical share and per share information within this Annual Report on Form 10-K has been retroactively adjusted to give effect to this stock split.